SHAREHOLDERS' EQUITY (Narrative) (Details) $ / shares in Units, $ in Millions	3 Months Ended	12 Months Ended
	May. 15, 2014 shares	Jan. 31, 2015 shares	Feb. 01, 2014 USD ($) shares	Jan. 30, 2016 USD ($) $ / shares shares	Feb. 14, 2014 shares
Accelerated Share Repurchases [Line Items]
Total Shares Delivered Under Conclusion of Collared ASR Agreement	9,000,000
Number of accelerated share repurchase programs entered into			2
Amount of each accelerated share repurchase agreement | $			$ 500.0
Accelerated Share Repurchase Program Authorized Amount | $			$ 1,000.0
Shares delivered under the conclusion of the Uncollared Agreement					1,900,000
Total shares delivered under Uncollared Repurchase Agreement		9,100,000
Preferred Stock
Preferred Stock authorized to issue (in shares)				10,000,000
Preferred Stock par value per share | $ / shares				$ 0.01
Share Repurchase Programs
Number of shares repurchased (in shares)			2,400,000
Amount of shares repurchased | $			$ 112.1
Remaining amount of shares authorized to repurchase | $				$ 1,000.0
Accelerated Share Repurchases
Minimum Number Of Shares To Be Received Under Collar Agreement			7,800,000
Shares Received at Conclusion Collared ASR Agreement	1,200,000
Initial delivery of shares under the Uncollared Agreement			7,200,000